John Hancock
Income Securities Trust
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 79.3% (48.4% of Total investments)				$111,733,001
(Cost $112,585,164)
U.S. Government 18.3%				25,780,830
U.S. Treasury
Bond (A)(B)	4.000	11-15-42	1,154,000	1,107,795
Bond (A)(B)	4.125	08-15-53	919,000	903,635
Bond (B)	4.750	11-15-43	243,000	257,238
Bond (B)	4.750	11-15-53	930,000	1,015,444
Note (B)	3.750	04-15-26	205,000	203,230
Note (A)(B)	3.875	04-30-25	3,000,000	2,975,391
Note (B)	4.000	01-31-29	8,618,000	8,669,843
Note (B)	4.000	01-31-31	433,000	435,233
Note (A)(B)	4.250	09-30-24	2,647,000	2,633,972
Note (A)(B)	4.250	10-15-25	3,300,000	3,295,875
Note (A)(B)	4.375	10-31-24	4,000,000	3,984,062
Note (B)	4.375	08-15-26	268,000	269,874
Note (B)	4.500	11-15-33	28,000	29,238
U.S. Government Agency 61.0%				85,952,171
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	01-01-38	1,825,835	1,813,244
30 Yr Pass Thru	3.500	07-01-46	367,967	344,162
30 Yr Pass Thru	3.500	10-01-46	308,286	286,319
30 Yr Pass Thru	3.500	12-01-46	134,069	125,270
30 Yr Pass Thru	3.500	02-01-47	755,627	705,563
30 Yr Pass Thru	3.500	11-01-48	1,430,259	1,334,603
30 Yr Pass Thru	4.000	05-01-52	816,359	779,008
30 Yr Pass Thru	4.500	07-01-52	237,429	231,181
30 Yr Pass Thru	4.500	07-01-52	2,125,222	2,069,298
30 Yr Pass Thru	4.500	08-01-52	146,252	142,997
30 Yr Pass Thru	4.500	08-01-52	703,603	687,067
30 Yr Pass Thru	4.500	08-01-52	587,041	573,245
30 Yr Pass Thru	4.500	09-01-52	363,214	353,543
30 Yr Pass Thru	4.500	09-01-52	409,022	399,920
30 Yr Pass Thru	4.500	09-01-52	3,560,926	3,477,237
30 Yr Pass Thru	5.000	07-01-52	1,058,528	1,056,420
30 Yr Pass Thru	5.000	07-01-52	1,007,486	1,006,550
30 Yr Pass Thru	5.000	08-01-52	979,081	974,105
30 Yr Pass Thru	5.000	10-01-52	812,759	810,632
30 Yr Pass Thru	5.000	11-01-52	1,806,312	1,811,746
30 Yr Pass Thru (B)	5.000	12-01-52	1,072,396	1,063,222
30 Yr Pass Thru	5.000	02-01-53	404,801	400,833
30 Yr Pass Thru	5.000	02-01-53	1,482,118	1,473,145
30 Yr Pass Thru	5.000	05-01-53	1,542,062	1,536,605
30 Yr Pass Thru	5.500	09-01-52	1,017,360	1,031,463
30 Yr Pass Thru	5.500	11-01-52	2,021,579	2,049,602
30 Yr Pass Thru	5.500	11-01-52	2,142,288	2,170,646
30 Yr Pass Thru	5.500	02-01-53	924,997	940,710
30 Yr Pass Thru	5.500	02-01-53	933,055	945,114
30 Yr Pass Thru	5.500	03-01-53	731,342	741,251
30 Yr Pass Thru	5.500	04-01-53	854,361	868,874
30 Yr Pass Thru	5.500	06-01-53	985,179	994,833
30 Yr Pass Thru	5.500	06-01-53	953,107	965,128
30 Yr Pass Thru	5.500	06-01-53	743,463	753,304
30 Yr Pass Thru (B)	5.500	07-01-53	1,059,712	1,071,090
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	07-01-53	752,308	$758,387
30 Yr Pass Thru	5.500	07-01-53	738,766	747,390
30 Yr Pass Thru	6.000	04-01-53	933,199	955,894
30 Yr Pass Thru	6.000	08-01-53	737,816	757,603
30 Yr Pass Thru	6.000	09-01-53	968,567	992,727
30 Yr Pass Thru	6.000	11-01-53	737,989	754,392
30 Yr Pass Thru	6.000	11-01-53	746,324	764,824
30 Yr Pass Thru	6.500	09-01-53	780,218	807,230
30 Yr Pass Thru	6.500	10-01-53	789,823	814,552
Federal National Mortgage Association
30 Yr Pass Thru	3.500	12-01-42	996,406	937,319
30 Yr Pass Thru	3.500	01-01-43	1,103,257	1,039,151
30 Yr Pass Thru (B)	3.500	04-01-45	371,510	346,823
30 Yr Pass Thru	3.500	11-01-46	732,022	682,921
30 Yr Pass Thru	3.500	07-01-47	766,416	714,050
30 Yr Pass Thru	3.500	07-01-47	746,193	698,473
30 Yr Pass Thru (B)	3.500	11-01-47	321,838	299,647
30 Yr Pass Thru (B)	3.500	09-01-49	160,881	148,179
30 Yr Pass Thru (B)	3.500	03-01-50	412,122	379,102
30 Yr Pass Thru (B)	4.000	09-01-41	274,165	264,408
30 Yr Pass Thru	4.000	01-01-49	722,596	688,689
30 Yr Pass Thru (B)	4.000	07-01-49	150,465	143,921
30 Yr Pass Thru (B)	4.000	08-01-49	307,827	295,018
30 Yr Pass Thru (B)	4.000	02-01-50	245,662	234,211
30 Yr Pass Thru	4.000	03-01-51	806,642	771,311
30 Yr Pass Thru	4.000	08-01-51	541,210	517,674
30 Yr Pass Thru	4.000	10-01-51	1,087,919	1,038,229
30 Yr Pass Thru (B)	4.000	04-01-52	101,768	96,667
30 Yr Pass Thru	4.000	06-01-52	1,065,754	1,011,331
30 Yr Pass Thru	4.000	06-01-52	1,094,586	1,038,691
30 Yr Pass Thru	4.000	06-01-52	857,942	818,689
30 Yr Pass Thru (B)	4.000	07-01-52	417,938	397,380
30 Yr Pass Thru (B)	4.500	06-01-52	436,403	426,283
30 Yr Pass Thru	4.500	06-01-52	1,015,479	988,757
30 Yr Pass Thru	4.500	08-01-52	493,136	478,156
30 Yr Pass Thru (B)	4.500	08-01-52	114,559	112,010
30 Yr Pass Thru	4.500	08-01-52	827,122	801,996
30 Yr Pass Thru	4.500	09-01-52	690,946	676,003
30 Yr Pass Thru	5.000	06-01-52	702,394	702,532
30 Yr Pass Thru	5.000	08-01-52	1,328,877	1,325,254
30 Yr Pass Thru	5.000	10-01-52	1,627,113	1,626,644
30 Yr Pass Thru	5.000	10-01-52	790,627	790,534
30 Yr Pass Thru	5.000	11-01-52	2,790,604	2,789,406
30 Yr Pass Thru	5.000	12-01-52	752,888	752,564
30 Yr Pass Thru	5.000	03-01-53	1,139,795	1,136,100
30 Yr Pass Thru	5.500	01-01-53	1,951,508	1,976,730
30 Yr Pass Thru	5.500	02-01-53	928,108	943,873
30 Yr Pass Thru	5.500	03-01-53	729,104	738,983
30 Yr Pass Thru	5.500	04-01-53	1,752,721	1,769,349
30 Yr Pass Thru	5.500	05-01-53	1,037,229	1,050,310
30 Yr Pass Thru	5.500	05-01-53	1,253,372	1,274,271
30 Yr Pass Thru	5.500	05-01-53	1,049,754	1,063,650
30 Yr Pass Thru	5.500	05-01-53	721,372	731,146
30 Yr Pass Thru	6.000	05-01-53	734,009	755,071
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	07-01-53	716,975	$732,843
30 Yr Pass Thru	6.000	08-01-53	983,117	1,007,421
30 Yr Pass Thru	6.500	04-01-53	748,048	777,920
30 Yr Pass Thru	6.500	05-01-53	714,698	738,481
30 Yr Pass Thru	6.500	08-01-53	769,971	800,959
30 Yr Pass Thru	6.500	08-01-53	767,831	796,573
30 Yr Pass Thru	6.500	09-01-53	779,162	806,137
30 Yr Pass Thru	6.500	10-01-53	785,447	817,426

30 Yr Pass Thru	6.500	11-01-53	636,365	661,976
Corporate bonds 63.6% (38.9% of Total investments)				$89,672,744
(Cost $92,195,756)
Communication services 5.2%				7,294,596
Diversified telecommunication services 0.9%
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	208,000	197,080
Connect Finco SARL (B)(C)	6.750	10-01-26	371,000	362,590
GCI LLC (B)(C)	4.750	10-15-28	208,000	190,680
Telesat Canada (C)	5.625	12-06-26	93,000	56,265
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	216,000	94,284
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	333,000	193,788
Zayo Group Holdings, Inc. (A)(B)(C)	4.000	03-01-27	153,000	116,346
Zayo Group Holdings, Inc. (A)(B)(C)	6.125	03-01-28	142,000	94,556
Entertainment 1.0%
Netflix, Inc. (B)(C)	5.375	11-15-29	92,000	94,679
Netflix, Inc. (B)	5.875	11-15-28	400,000	420,640
WarnerMedia Holdings, Inc. (B)	4.279	03-15-32	214,000	195,941
WarnerMedia Holdings, Inc. (B)	5.050	03-15-42	120,000	106,369
WarnerMedia Holdings, Inc. (B)	5.141	03-15-52	625,000	537,230
WMG Acquisition Corp. (B)(C)	3.875	07-15-30	102,000	90,908
Interactive media and services 0.1%
Match Group Holdings II LLC (A)(B)(C)	3.625	10-01-31	67,000	57,285
Media 2.1%
Charter Communications Operating LLC (B)	4.200	03-15-28	464,000	446,005
Charter Communications Operating LLC (B)	5.750	04-01-48	500,000	435,918
Charter Communications Operating LLC (B)	6.384	10-23-35	338,000	340,791
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	315,000	271,904
News Corp. (B)(C)	3.875	05-15-29	166,000	152,596
Paramount Global (A)(B)	4.200	05-19-32	78,000	69,408
Paramount Global (B)	4.375	03-15-43	161,000	116,612
Paramount Global (B)	4.950	05-19-50	328,000	261,601
Sirius XM Radio, Inc. (B)(C)	4.000	07-15-28	179,000	162,551
Sirius XM Radio, Inc. (B)(C)	5.000	08-01-27	309,000	297,020
TCI Communications, Inc. (B)	7.875	02-15-26	415,000	438,853
Wireless telecommunication services 1.1%
T-Mobile USA, Inc. (B)	3.875	04-15-30	789,000	746,159
T-Mobile USA, Inc. (B)	5.375	04-15-27	135,000	135,678
T-Mobile USA, Inc. (B)	5.650	01-15-53	224,000	231,182
Vodafone Group PLC (B)	5.625	02-10-53	143,000	144,059
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%) (B)	7.000	04-04-79	228,000	235,618
Consumer discretionary 5.6%				7,871,637
Automobile components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	92,000	91,141
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 2.6%
Ford Motor Company (A)(B)	6.100	08-19-32	115,000	$115,238
Ford Motor Company (B)	9.625	04-22-30	390,000	457,366
Ford Motor Credit Company LLC (B)	4.125	08-17-27	329,000	312,494
Ford Motor Credit Company LLC (B)	5.113	05-03-29	440,000	427,491
Ford Motor Credit Company LLC (B)	6.800	05-12-28	753,000	782,449
General Motors Company (B)	5.400	10-15-29	314,000	318,938
General Motors Company (B)	5.400	04-01-48	162,000	147,798
General Motors Financial Company, Inc. (B)	3.600	06-21-30	762,000	690,078
Hyundai Capital America (B)(C)	5.300	01-08-29	109,000	110,555
Nissan Motor Acceptance Company LLC (B)(C)	6.950	09-15-26	260,000	268,692
Broadline retail 0.2%
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	89,000	86,330
Macy’s Retail Holdings LLC (B)(C)	5.875	03-15-30	77,000	73,015
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	141,000	133,048
Distributors 0.0%
LKQ Corp. (B)	5.750	06-15-28	83,000	84,698
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc. (B)	4.625	04-13-30	270,000	270,739
Caesars Entertainment, Inc. (C)	6.500	02-15-32	99,000	100,095
CCM Merger, Inc. (B)(C)	6.375	05-01-26	105,000	103,696
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	100,000	94,793
Hilton Grand Vacations Borrower Escrow LLC (B)(C)	5.000	06-01-29	185,000	170,945
Hilton Grand Vacations Borrower Escrow LLC (B)(C)	6.625	01-15-32	191,000	191,402
Jacobs Entertainment, Inc. (B)(C)	6.750	02-15-29	77,000	73,059
MGM Resorts International (B)	4.750	10-15-28	332,000	314,552
Midwest Gaming Borrower LLC (B)(C)	4.875	05-01-29	210,000	193,736
Mohegan Tribal Gaming Authority (B)(C)	8.000	02-01-26	173,000	162,464
Resorts World Las Vegas LLC (B)(C)	4.625	04-16-29	200,000	177,700
Travel + Leisure Company (B)(C)	4.625	03-01-30	91,000	81,931
Household durables 0.3%
Brookfield Residential Properties, Inc. (B)(C)	5.000	06-15-29	117,000	106,610
Century Communities, Inc. (B)(C)	3.875	08-15-29	157,000	141,261
KB Home (B)	4.000	06-15-31	178,000	156,954
Specialty retail 0.8%
Asbury Automotive Group, Inc. (A)(B)(C)	4.625	11-15-29	38,000	35,009
Asbury Automotive Group, Inc. (B)	4.750	03-01-30	134,000	123,992
AutoNation, Inc. (B)	4.750	06-01-30	244,000	234,626
Group 1 Automotive, Inc. (B)(C)	4.000	08-15-28	107,000	98,644
Lithia Motors, Inc. (B)(C)	3.875	06-01-29	80,000	71,800
Lithia Motors, Inc. (B)(C)	4.375	01-15-31	80,000	71,732
Lithia Motors, Inc. (B)(C)	4.625	12-15-27	40,000	38,321
The Michaels Companies, Inc. (A)(B)(C)	5.250	05-01-28	253,000	198,724
The Michaels Companies, Inc. (C)	7.875	05-01-29	234,000	149,665
Valvoline, Inc. (B)(C)	3.625	06-15-31	177,000	151,346
Textiles, apparel and luxury goods 0.2%
Tapestry, Inc. (B)	7.700	11-27-30	135,000	143,086
Tapestry, Inc. (B)	7.850	11-27-33	108,000	115,424
Consumer staples 1.5%				2,085,239
Food products 1.5%
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	34,000	34,000
JBS USA LUX SA (B)	3.625	01-15-32	207,000	176,210
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
JBS USA LUX SA (B)	3.750	12-01-31	65,000	$55,718
JBS USA LUX SA (B)	5.125	02-01-28	128,000	126,685
JBS USA LUX SA (B)	5.750	04-01-33	348,000	344,540
Kraft Heinz Foods Company (B)	4.375	06-01-46	534,000	462,043
Kraft Heinz Foods Company (B)	5.000	06-04-42	139,000	133,011
MARB BondCo PLC (C)	3.950	01-29-31	264,000	211,258
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	290,650
Pilgrim’s Pride Corp. (B)	6.250	07-01-33	246,000	251,124
Energy 10.0%				14,082,197
Oil, gas and consumable fuels 10.0%
Aker BP ASA (C)	6.000	06-13-33	245,000	254,159
Antero Midstream Partners LP (B)(C)	5.375	06-15-29	182,000	174,737
Antero Midstream Partners LP (B)(C)	6.625	02-01-32	143,000	142,125
Antero Resources Corp. (B)(C)	5.375	03-01-30	69,000	65,796
Ascent Resources Utica Holdings LLC (B)(C)	5.875	06-30-29	237,000	223,240
Ascent Resources Utica Holdings LLC (B)(C)	8.250	12-31-28	40,000	40,915
Cheniere Energy Partners LP (B)	4.000	03-01-31	362,000	328,423
Cheniere Energy Partners LP (B)	4.500	10-01-29	403,000	384,454
Civitas Resources, Inc. (B)(C)	8.625	11-01-30	111,000	118,388
Columbia Pipelines Holding Company LLC (B)(C)	5.681	01-15-34	173,000	173,563
Columbia Pipelines Operating Company LLC (B)(C)	5.927	08-15-30	87,000	90,435
Columbia Pipelines Operating Company LLC (B)(C)	6.036	11-15-33	135,000	141,731
Continental Resources, Inc. (B)	4.900	06-01-44	162,000	132,569
Continental Resources, Inc. (B)(C)	5.750	01-15-31	299,000	297,595
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%) (B)	5.500	07-15-77	340,000	316,645
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%) (B)	5.750	07-15-80	347,000	324,567
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%) (B)	6.250	03-01-78	306,000	291,997
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)	8.500	01-15-84	144,000	153,950
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	68,841
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	114,542
Energy Transfer LP (B)	4.200	04-15-27	172,000	167,905
Energy Transfer LP (B)	5.150	03-15-45	345,000	316,638
Energy Transfer LP (B)	5.250	04-15-29	263,000	265,755
Energy Transfer LP (B)	5.400	10-01-47	250,000	232,440
Energy Transfer LP (B)	5.500	06-01-27	263,000	266,735
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)(D)	6.500	11-15-26	488,000	471,544
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)	7.125	05-15-30	381,000	368,294
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%) (B)	5.250	08-16-77	580,000	558,568
EQM Midstream Partners LP (B)(C)	7.500	06-01-27	32,000	32,925
EQM Midstream Partners LP (B)(C)	7.500	06-01-30	18,000	19,306
Global Partners LP (B)(C)	8.250	01-15-32	51,000	52,313
Hess Midstream Operations LP (B)(C)	4.250	02-15-30	59,000	54,271
Hess Midstream Operations LP (B)(C)	5.500	10-15-30	25,000	24,438
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	142,000	161,523
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	304,239
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	57,365
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	199,930	153,710
MPLX LP (B)	4.250	12-01-27	170,000	166,517
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (B)	4.950	09-01-32	149,000	$145,366
MPLX LP (B)	5.000	03-01-33	152,000	148,711
Occidental Petroleum Corp. (B)	6.450	09-15-36	229,000	244,286
Occidental Petroleum Corp. (B)	6.600	03-15-46	126,000	136,088
Occidental Petroleum Corp. (B)	6.625	09-01-30	308,000	327,681
Occidental Petroleum Corp. (B)	8.500	07-15-27	405,000	442,515
ONEOK, Inc. (B)	5.650	11-01-28	109,000	112,511
ONEOK, Inc. (B)	6.050	09-01-33	407,000	427,350
ONEOK, Inc. (B)	6.625	09-01-53	260,000	286,324
Ovintiv, Inc. (B)	5.650	05-15-28	86,000	87,500
Ovintiv, Inc. (B)	6.250	07-15-33	86,000	89,701
Ovintiv, Inc. (B)	7.200	11-01-31	41,000	44,776
Parkland Corp. (B)(C)	4.500	10-01-29	133,000	122,308
Parkland Corp. (B)(C)	4.625	05-01-30	130,000	119,772
Petroleos Mexicanos	7.690	01-23-50	466,000	325,784
Petroleos Mexicanos	8.750	06-02-29	123,000	118,813
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	153,000	149,800
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	416,000	406,087
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	259,000	259,672
Southwestern Energy Company (B)	4.750	02-01-32	98,000	90,771
Sunoco LP (B)	4.500	04-30-30	196,000	181,169
Talos Production, Inc. (C)	9.000	02-01-29	22,000	22,294
Talos Production, Inc. (C)	9.375	02-01-31	28,000	28,631
Targa Resources Corp. (B)	4.950	04-15-52	323,000	281,690
Targa Resources Corp. (B)	6.150	03-01-29	222,000	232,011
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	240,652
The Williams Companies, Inc. (B)	4.650	08-15-32	133,000	129,157
Var Energi ASA (C)	7.500	01-15-28	200,000	212,255
Var Energi ASA (C)	8.000	11-15-32	412,000	463,030
Venture Global Calcasieu Pass LLC (B)(C)	3.875	08-15-29	72,000	64,351
Venture Global Calcasieu Pass LLC (B)(C)	4.125	08-15-31	119,000	105,234
Venture Global LNG, Inc. (B)(C)	9.500	02-01-29	229,000	243,207
Western Midstream Operating LP (B)	4.050	02-01-30	234,000	218,728
Western Midstream Operating LP (B)	6.150	04-01-33	59,000	60,814
Financials 18.3%				25,851,363
Banks 12.6%
Banco Santander SA (A)(B)	4.379	04-12-28	287,000	278,015
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (B)	3.846	03-08-37	340,000	302,020
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%) (B)	3.970	03-05-29	297,000	285,581
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	956,471
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	323,059
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (B)(D)	6.300	03-10-26	403,000	403,161
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (B)(D)	4.375	03-15-28	296,000	230,989
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	464,934
Citibank NA (B)	5.488	12-04-26	430,000	438,195
Citigroup, Inc. (B)	4.600	03-09-26	282,000	279,773
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (B)(D)	4.700	01-30-25	356,000	338,866
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%) (B)	6.174	05-25-34	288,000	298,729
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)(D)	6.250	08-15-26	525,000	522,178
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%) (B)	6.270	11-17-33	150,000	$160,982
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	151,000	150,547
Credit Agricole SA (B)(C)	3.250	01-14-30	486,000	429,506
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)(C)	6.316	10-03-29	281,000	293,028
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(D)(E)	8.625	03-04-24	173,000	168,936
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (B)	6.208	08-21-29	163,000	168,471
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%) (B)	4.452	12-05-29	115,000	112,898
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)	4.600	02-01-25	379,000	369,233
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	340,563
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (B)	5.012	01-23-30	260,000	261,302
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (B)	5.717	09-14-33	355,000	365,845
JPMorgan Chase & Co. (B)	8.750	09-01-30	375,000	450,117
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)	7.500	06-27-24	385,000	381,294
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (B)(D)	5.125	11-01-26	141,000	128,602
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	344,560
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (B)(D)	6.000	12-29-25	393,000	382,855
Popular, Inc. (A)(B)	7.250	03-13-28	218,000	226,066
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	383,937
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(C)(D)	5.375	11-18-30	269,000	219,784
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)(C)	6.446	01-10-29	472,000	487,200
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%) (B)	5.582	06-12-29	431,000	439,958
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	245,000	256,225
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)	6.200	09-15-27	355,000	347,717
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)	6.250	03-15-30	216,000	205,177
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(D)(E)	8.679	03-01-24	224,000	224,600
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%) (B)	5.435	01-24-30	184,000	185,568
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (B)	5.711	01-24-35	125,000	127,107
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%) (B)	5.867	06-08-34	256,000	262,217
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	737,616
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (B)	5.384	01-23-30	153,000	154,813
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	296,183
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	283,760
Wachovia Corp. (B)	7.574	08-01-26	465,000	490,149
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	617,244
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%) (B)	4.897	07-25-33	438,000	428,041
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%) (B)	5.198	01-23-30	396,000	399,079
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)(D)	5.875	06-15-25	755,000	750,278
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%) (B)	6.491	10-23-34	560,000	610,930
Capital markets 3.7%
Ares Capital Corp. (B)	3.875	01-15-26	113,000	108,645
Ares Capital Corp. (B)	5.875	03-01-29	161,000	159,568
Ares Capital Corp. (B)	7.000	01-15-27	325,000	333,491
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund (A)(B)	4.000	01-15-29	291,000	$267,567
Blackstone Private Credit Fund (B)	7.050	09-29-25	445,000	452,936
Blackstone Private Credit Fund (B)(C)	7.300	11-27-28	214,000	223,251
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%) (B)	3.742	01-07-33	339,000	277,498
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	213,427
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (B)	6.819	11-20-29	171,000	179,694
Jefferies Financial Group, Inc. (B)	5.875	07-21-28	205,000	211,894
Lazard Group LLC (B)	4.375	03-11-29	230,000	220,694
Macquarie Bank, Ltd. (B)(C)	3.624	06-03-30	246,000	217,083
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%) (B)	4.431	01-23-30	27,000	26,314
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%) (B)	5.164	04-20-29	189,000	190,238
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (B)	5.173	01-16-30	244,000	246,099
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%) (B)	5.948	01-19-38	531,000	542,179
MSCI, Inc. (B)(C)	3.625	11-01-31	305,000	267,809
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%) (B)	5.643	05-19-29	290,000	296,714
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%) (B)	6.196	11-17-29	276,000	288,664
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	366,308
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	210,614
Consumer finance 0.4%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%) (B)	6.992	06-13-29	227,000	235,111
Ally Financial, Inc. (B)	7.100	11-15-27	170,000	178,769
OneMain Finance Corp. (B)	9.000	01-15-29	96,000	101,113
Financial services 0.3%
Block, Inc. (A)(B)	3.500	06-01-31	96,000	82,701
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%) (B)	6.875	12-15-52	112,000	112,325
Nationstar Mortgage Holdings, Inc. (B)(C)	5.125	12-15-30	71,000	63,816
Nationstar Mortgage Holdings, Inc. (B)(C)	5.500	08-15-28	147,000	139,597
Nationstar Mortgage Holdings, Inc. (B)(C)	6.000	01-15-27	75,000	73,539
Insurance 1.3%
Athene Holding, Ltd. (B)	3.500	01-15-31	162,000	142,703
CNA Financial Corp. (B)	3.900	05-01-29	150,000	143,505
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	378,023
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)(C)	4.125	12-15-51	203,000	177,912
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (B)	6.400	12-15-36	355,000	361,778
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	275,000	226,687
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	368,738
Health care 2.7%				3,757,493
Biotechnology 0.5%
Amgen, Inc.	5.250	03-02-30	533,000	545,696
Star Parent, Inc. (B)(C)	9.000	10-01-30	111,000	116,717
Health care equipment and supplies 0.1%
Varex Imaging Corp. (B)(C)	7.875	10-15-27	104,000	105,675
Health care providers and services 1.3%
AdaptHealth LLC (B)(C)	5.125	03-01-30	132,000	103,217
Centene Corp. (B)	4.250	12-15-27	70,000	67,291
CVS Health Corp. (B)	3.750	04-01-30	211,000	197,625
CVS Health Corp. (B)	5.050	03-25-48	260,000	238,372
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp. (B)	5.250	01-30-31	391,000	$397,928
DaVita, Inc. (B)(C)	3.750	02-15-31	165,000	136,024
DaVita, Inc. (B)(C)	4.625	06-01-30	285,000	252,160
HCA, Inc. (B)	5.500	06-01-33	230,000	233,528
Humana, Inc. (B)	5.875	03-01-33	195,000	204,298
Life sciences tools and services 0.3%
IQVIA, Inc. (B)(C)	6.250	02-01-29	137,000	142,578
Thermo Fisher Scientific, Inc. (B)	4.977	08-10-30	299,000	305,658
Pharmaceuticals 0.5%
Viatris, Inc. (B)	2.700	06-22-30	380,000	324,315
Viatris, Inc. (B)	4.000	06-22-50	546,000	386,411
Industrials 8.7%				12,237,840
Aerospace and defense 0.7%
Huntington Ingalls Industries, Inc. (B)	4.200	05-01-30	190,000	181,561
The Boeing Company (B)	5.150	05-01-30	811,000	812,792
Building products 0.4%
Builders FirstSource, Inc. (B)(C)	4.250	02-01-32	225,000	201,205
Builders FirstSource, Inc. (B)(C)	6.375	06-15-32	135,000	137,685
Owens Corning (B)	3.950	08-15-29	282,000	269,232
Commercial services and supplies 0.3%
APX Group, Inc. (B)(C)	5.750	07-15-29	201,000	190,889
Prime Security Services Borrower LLC (A)(B)(C)	6.250	01-15-28	208,000	206,126
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (B)(C)	5.625	06-01-29	200,000	180,671
MasTec, Inc. (B)(C)	4.500	08-15-28	147,000	137,867
Electrical equipment 0.4%
Emerald Debt Merger Sub LLC (B)(C)	6.625	12-15-30	144,000	145,450
Regal Rexnord Corp. (B)(C)	6.050	02-15-26	181,000	182,926
Regal Rexnord Corp. (B)(C)	6.400	04-15-33	155,000	161,080
Ground transportation 0.2%
Uber Technologies, Inc. (A)(B)(C)	4.500	08-15-29	320,000	302,893
Machinery 0.2%
Flowserve Corp. (B)	3.500	10-01-30	184,000	163,989
Ingersoll Rand, Inc. (B)	5.400	08-14-28	51,000	52,311
JB Poindexter & Company, Inc. (B)(C)	8.750	12-15-31	95,000	97,256
Passenger airlines 4.2%
Air Canada 2013-1 Class A Pass Through Trust (B)(C)	4.125	05-15-25	143,841	139,703
Air Canada 2017-1 Class B Pass Through Trust (B)(C)	3.700	01-15-26	147,725	139,459
Air Canada 2020-1 Class C Pass Through Trust (B)(C)	10.500	07-15-26	136,000	147,560
Alaska Airlines 2020-1 Class B Pass Through Trust (B)(C)	8.000	08-15-25	95,152	95,358
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	05-01-27	594,246	556,530
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	265,599	246,149
American Airlines 2016-1 Class AA Pass Through Trust (B)	3.575	01-15-28	65,601	61,280
American Airlines 2016-3 Class A Pass Through Trust (B)	3.250	10-15-28	32,296	28,704
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	133,819	121,377
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	205,875	191,574
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	167,856	148,535
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	259,245	220,092
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	209,827	185,420
American Airlines 2019-1 Class B Pass Through Trust (B)	3.850	02-15-28	84,662	76,442
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	177,476	$150,777
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	239,605	213,767
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	168,251
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	94,871	86,498
British Airways 2020-1 Class A Pass Through Trust (B)(C)	4.250	11-15-32	86,537	81,066
British Airways 2020-1 Class B Pass Through Trust (B)(C)	8.375	11-15-28	57,179	59,777
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	250,000	240,785
Delta Air Lines, Inc. (B)(C)	4.750	10-20-28	332,848	327,772
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	221,436	187,544
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	09-03-26	293,821	282,379
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	270,037	243,050
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	224,583	212,427
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	100,495	96,027
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	212,567	191,631
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	427,665	431,360
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	126,212	123,277
United Airlines 2023-1 Class A Pass Through Trust (B)	5.800	01-15-36	275,000	279,215
United Airlines, Inc. (B)(C)	4.375	04-15-26	23,000	22,187
United Airlines, Inc. (B)(C)	4.625	04-15-29	53,000	49,027
US Airways 2012-2 Class A Pass Through Trust (B)	4.625	06-03-25	104,693	102,490
Professional services 0.2%
Concentrix Corp. (B)	6.600	08-02-28	266,000	273,473
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	3.875	01-23-28	1,137,000	1,081,488
AerCap Ireland Capital DAC	5.100	01-19-29	253,000	251,513
AerCap Ireland Capital DAC (C)	6.450	04-15-27	405,000	419,042
Air Lease Corp. (B)	3.625	12-01-27	164,000	155,697
Air Lease Corp. (B)	5.850	12-15-27	290,000	296,299
Ashtead Capital, Inc. (B)(C)	5.800	04-15-34	200,000	201,124
Beacon Roofing Supply, Inc. (B)(C)	4.125	05-15-29	98,000	88,696
United Rentals North America, Inc. (B)	3.875	11-15-27	146,000	139,085
Information technology 3.4%				4,782,295
IT services 0.2%
Gartner, Inc. (B)(C)	4.500	07-01-28	287,000	273,889
Semiconductors and semiconductor equipment 2.3%
Broadcom, Inc. (B)	4.750	04-15-29	976,000	975,322
Foundry JV Holdco LLC (B)(C)	5.875	01-25-34	239,000	246,114
Micron Technology, Inc. (B)	4.185	02-15-27	283,000	277,326
Micron Technology, Inc. (B)	5.300	01-15-31	154,000	155,603
Micron Technology, Inc. (B)	5.327	02-06-29	264,000	268,261
Micron Technology, Inc. (B)	5.875	02-09-33	140,000	146,196
Micron Technology, Inc. (B)	6.750	11-01-29	693,000	748,190
NXP BV	3.875	06-18-26	372,000	362,434
Software 0.5%
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.500	10-15-28	119,000	106,879
Oracle Corp. (B)	6.250	11-09-32	595,000	641,722
Technology hardware, storage and peripherals 0.4%
Dell International LLC (B)	5.300	10-01-29	566,000	580,359
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Materials 2.4%				$3,455,606
Chemicals 0.3%
Braskem Netherlands Finance BV (A)(B)(C)	4.500	01-31-30	361,000	285,634
Sasol Financing USA LLC	5.500	03-18-31	158,000	132,642
Construction materials 0.5%
Cemex SAB de CV (C)	3.875	07-11-31	255,000	227,234
Cemex SAB de CV (C)	5.200	09-17-30	256,000	249,430
Standard Industries, Inc. (B)(C)	3.375	01-15-31	109,000	92,686
Standard Industries, Inc. (B)(C)	4.375	07-15-30	122,000	110,868
Standard Industries, Inc. (B)(C)	5.000	02-15-27	54,000	52,451
Summit Materials LLC (B)(C)	7.250	01-15-31	52,000	54,024
Containers and packaging 0.5%
Graphic Packaging International LLC (B)(C)	3.500	03-01-29	165,000	148,480
Mauser Packaging Solutions Holding Company (B)(C)	7.875	08-15-26	116,000	117,212
Owens-Brockway Glass Container, Inc. (B)(C)	6.625	05-13-27	97,000	96,583
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31	76,000	76,385
Pactiv Evergreen Group Issuer, Inc. (A)(B)(C)	4.000	10-15-27	275,000	256,438
Metals and mining 1.1%
Anglo American Capital PLC (C)	4.750	04-10-27	200,000	197,690
Arsenal AIC Parent LLC (B)(C)	8.000	10-01-30	92,000	95,962
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	257,000	232,711
Freeport-McMoRan, Inc. (B)	4.250	03-01-30	278,000	260,918
Freeport-McMoRan, Inc. (B)	5.400	11-14-34	196,000	195,706
Freeport-McMoRan, Inc. (B)	5.450	03-15-43	323,000	310,695
Hudbay Minerals, Inc. (B)(C)	4.500	04-01-26	52,000	50,388
Novelis Corp. (B)(C)	4.750	01-30-30	228,000	211,469
Real estate 1.8%				2,602,567
Residential REITs 0.1%
American Homes 4 Rent LP (B)	4.250	02-15-28	154,000	149,739
Specialized REITs 1.7%
American Tower Corp. (B)	3.550	07-15-27	215,000	206,357
American Tower Corp. (B)	3.800	08-15-29	671,000	633,106
American Tower Trust I (C)	5.490	03-15-28	300,000	304,056
GLP Capital LP (B)	4.000	01-15-30	121,000	110,255
GLP Capital LP (B)	5.375	04-15-26	231,000	230,216
GLP Capital LP (B)	6.750	12-01-33	90,000	95,787
Iron Mountain Information Management Services, Inc. (B)(C)	5.000	07-15-32	54,000	48,701
Iron Mountain, Inc. (B)(C)	5.250	07-15-30	130,000	122,617
SBA Tower Trust (C)	6.599	01-15-28	96,000	98,572
VICI Properties LP (B)(C)	3.875	02-15-29	151,000	138,830
VICI Properties LP (B)(C)	4.125	08-15-30	155,000	141,059
VICI Properties LP (B)(C)	4.625	12-01-29	279,000	264,023
VICI Properties LP (B)	5.125	05-15-32	62,000	59,249
Utilities 4.0%				5,651,911
Electric utilities 3.2%
American Electric Power Company, Inc. (B)	5.625	03-01-33	94,000	96,977
Atlantica Transmision Sur SA (C)	6.875	04-30-43	230,700	228,393
Constellation Energy Generation LLC (B)	6.125	01-15-34	81,000	86,440
Constellation Energy Generation LLC (B)	6.500	10-01-53	138,000	154,241
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	164,538
Duke Energy Corp. (B)	5.750	09-15-33	278,000	290,500
FirstEnergy Corp. (B)	3.400	03-01-50	72,000	49,858
FirstEnergy Corp. (B)	7.375	11-15-31	120,000	141,708
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Georgia Power Company (B)	4.950	05-17-33	144,000	$144,047
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	48,768
NextEra Energy Capital Holdings, Inc. (B)	5.000	07-15-32	90,000	89,610
NRG Energy, Inc. (B)(C)	3.625	02-15-31	132,000	113,222
NRG Energy, Inc. (B)(C)	3.875	02-15-32	291,000	249,550
NRG Energy, Inc. (B)(C)	4.450	06-15-29	194,000	183,922
NRG Energy, Inc. (B)	5.750	01-15-28	250,000	247,336
NRG Energy, Inc. (B)(C)	7.000	03-15-33	240,000	253,332
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(D)	10.250	03-15-28	189,000	199,191
Progress Energy, Inc. (B)	7.750	03-01-31	470,000	540,282
The Southern Company (B)	5.700	03-15-34	139,000	145,352
Vistra Operations Company LLC (B)(C)	3.700	01-30-27	486,000	463,277
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	441,000	416,714
Vistra Operations Company LLC (B)(C)	6.950	10-15-33	213,000	225,101
Independent power and renewable electricity producers 0.4%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	228,828	195,511
NextEra Energy Operating Partners LP (B)(C)	3.875	10-15-26	193,000	182,479
NextEra Energy Operating Partners LP (B)(C)	4.500	09-15-27	110,000	103,294
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)(D)	8.000	10-15-26	74,000	73,789
Multi-utilities 0.4%
NiSource, Inc. (B)	3.600	05-01-30	174,000	162,155
NiSource, Inc. (B)	5.250	03-30-28	55,000	56,101
NiSource, Inc. (B)	5.400	06-30-33	115,000	117,892

Sempra (B)	5.500	08-01-33	224,000	228,331
Municipal bonds 0.1% (0.1% of Total investments)				$131,276
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	131,276
Collateralized mortgage obligations 8.9% (5.5% of Total investments)				$12,610,053
(Cost $16,097,006)
Commercial and residential 7.4%				10,461,087
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(F)	3.843	11-05-32	175,000	56,648
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	191,281	187,224
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	143,890
BBCMS Trust
Series 2015-SRCH, Class D (C)(F)	5.122	08-10-35	295,000	217,943
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	120,813	112,647
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	224,542
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(F)	6.015	10-12-40	177,000	181,403
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.022	10-15-45	7,272	0
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.572	05-10-51	3,787,980	58,278
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(F)	4.540	08-10-30	340,000	269,941
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	400,246	401,482
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	447,651	446,200
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	430,882	430,792
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	438,152	$447,867
GS Mortgage Securities Trust
Series 2017-485L, Class C (C)(F)	4.115	02-10-37	240,000	197,163
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(F)	6.650	08-25-53	425,148	429,523
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	2,335,010	24,555
Series 2007-4, Class ES IO	0.350	07-19-47	2,348,132	31,329
Series 2007-6, Class ES IO (C)	0.343	08-19-37	2,455,469	31,568
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	423,982	423,006
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	164,199
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(F)	3.917	11-15-32	100,000	60,139
Series 2018-ALXA, Class C (C)(F)	4.460	01-15-43	175,000	145,318
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	530,925	527,622
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	496,928	491,004
Series 2023-NQM5, Class A1A (C)	6.567	06-25-63	408,802	413,512
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	413,683	412,921
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(F)	3.750	03-25-58	122,062	116,807
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	426,376	428,331
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	424,607	428,669
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	491,458	496,419
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,707,446	1,710,796
Series 2024-1, Class A3 (C)(F)	6.118	01-25-69	750,000	749,349
U.S. Government Agency 1.5%				2,148,966
Government National Mortgage Association
Series 2012-114, Class IO	0.623	01-16-53	435,271	6,805
Series 2016-174, Class IO	0.896	11-16-56	633,253	24,893
Series 2017-109, Class IO	0.230	04-16-57	754,939	11,958
Series 2017-124, Class IO	0.627	01-16-59	637,331	20,256
Series 2017-135, Class IO	0.717	10-16-58	1,170,354	44,014
Series 2017-140, Class IO	0.486	02-16-59	570,527	17,524
Series 2017-20, Class IO	0.526	12-16-58	1,283,342	29,808
Series 2017-22, Class IO	0.754	12-16-57	358,982	12,658
Series 2017-46, Class IO	0.647	11-16-57	969,095	33,728
Series 2017-61, Class IO	0.745	05-16-59	420,437	14,844
Series 2017-74, Class IO	0.436	09-16-58	1,132,129	22,320
Series 2018-114, Class IO	0.590	04-16-60	608,101	22,867
Series 2018-158, Class IO	0.787	05-16-61	1,209,898	61,092
Series 2018-35, Class IO	0.540	03-16-60	1,556,800	54,913
Series 2018-43, Class IO	0.436	05-16-60	2,031,062	64,338
Series 2018-69, Class IO	0.615	04-16-60	639,782	28,165
Series 2018-9, Class IO	0.443	01-16-60	1,186,329	35,258
Series 2019-131, Class IO	0.802	07-16-61	916,205	48,784
Series 2020-100, Class IO	0.784	05-16-62	1,073,055	61,585
Series 2020-108, Class IO	0.847	06-16-62	1,203,477	69,330
Series 2020-114, Class IO	0.800	09-16-62	2,565,079	150,235
Series 2020-118, Class IO	0.882	06-16-62	1,861,308	113,679
Series 2020-119, Class IO	0.605	08-16-62	1,035,070	49,160
Series 2020-120, Class IO	0.762	05-16-62	588,576	33,408
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-137, Class IO	0.796	09-16-62	2,955,583	$164,270
Series 2020-150, Class IO	0.963	12-16-62	1,646,498	111,054
Series 2020-170, Class IO	0.834	11-16-62	2,207,930	137,353
Series 2021-203, Class IO	0.869	07-16-63	1,766,094	113,321
Series 2021-3, Class IO	0.868	09-16-62	2,834,734	174,070
Series 2021-40, Class IO	0.824	02-16-63	694,535	42,240
Series 2022-150, Class IO	0.822	06-16-64	254,937	16,036
Series 2022-17, Class IO	0.802	06-16-64	1,490,593	93,403
Series 2022-181, Class IO	0.716	07-16-64	786,319	52,740
Series 2022-21, Class IO	0.784	10-16-63	653,470	40,163
Series 2022-53, Class IO	0.711	06-16-64	2,482,193	125,756

Series 2023-197, Class IO	1.319	09-16-65	514,728	46,938
Asset backed securities 9.1% (5.5% of Total investments)				$12,801,752
(Cost $12,990,699)
Asset backed securities 9.1%				12,801,752
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	91,374	86,716
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	166,335
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	06-15-31	500,000	502,193
American Express Credit Corp.
Series 2023-4, Class A	5.150	09-15-30	670,000	689,533
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	146,000	151,462
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	84,341	75,660
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	440,000	444,655
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	582,532
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,339
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	293,000	281,697
CLI Funding VIII LLC
Series 2023-1A, Class A (C)	6.310	06-18-48	445,291	461,298
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,735	15,521
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	291,000	266,062
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	160,225	153,272
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	400,000	404,115
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	69,438
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	502,900	487,460
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	197,000	206,925
Ford Credit Auto Lease Trust
Series 2023-B, Class A4	5.870	01-15-27	175,000	177,468
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	500,000	501,664
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	524,559
General Motors Company
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	690,274
GM Financial Consumer Automobile Receivables Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2023-1, Class A4	4.590	07-17-28	290,000	$289,633
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	165,430	156,212
Series 2021-1A, Class A2 (C)	2.773	04-20-29	231,887	217,872
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	230,221
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	113,783	108,663
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	506,088
Series 2023-1, Class A4	4.310	04-16-29	290,000	286,698
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	170,000	169,783
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	749,068	727,742
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	462,910	413,277
Series 2022-1A, Class A2 (C)	3.695	01-30-52	208,740	183,693
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	139,000	113,369
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	36,274	33,863
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	336,498
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	275,000	262,081
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (C)	6.500	10-21-30	550,000	556,098
Servpro Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	104,000	104,885
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	345,710	338,168
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	306,169	291,792
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	163,533	140,631
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	229,636	206,075
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	97,392	88,232

	Shares	Value
Common stocks 0.1% (0.1% of Total investments)		$153,047
(Cost $500,736)
Energy 0.0%		20,798
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (G)	743	20,798
Utilities 0.1%		132,249
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	6,250	132,249

Preferred securities 0.3% (0.1% of Total investments)		$340,665
(Cost $394,505)
Communication services 0.1%		108,345
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	108,345
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 0.2%		$232,320
Banks 0.2%
Wells Fargo & Company, 7.500%	192	232,320

	Yield (%)	Shares	Value
Short-term investments 2.3% (1.4% of Total investments)			$3,196,853
(Cost $3,196,954)
Short-term funds 2.3%			3,196,853
John Hancock Collateral Trust (H)	5.3658(I)	319,637	3,196,853

Total investments (Cost $238,136,820) 163.7%	$230,639,391
Other assets and liabilities, net (63.7%)	(89,717,794)
Total net assets 100.0%	$140,921,597

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-24, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-24 was $111,067,976. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $16,493,189.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $45,250,635 or 32.1% of the fund’s net assets as of 1-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 1-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$(650,299)	$(650,299)
Centrally cleared	25,000,000	USD	Fixed 3.908%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jan 2027	—	(53,122)	(53,122)
								—	$(703,421)	$(703,421)

(a)	At 1-31-24, the overnight SOFR was 5.320%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$111,733,001	—	$111,733,001	—
Corporate bonds	89,672,744	—	89,672,744	—
Municipal bonds	131,276	—	131,276	—
Collateralized mortgage obligations	12,610,053	—	12,610,053	—
Asset backed securities	12,801,752	—	12,801,752	—
Common stocks	153,047	$132,249	20,798	—
Preferred securities	340,665	340,665	—	—
Short-term investments	3,196,853	3,196,853	—	—
Total investments in securities	$230,639,391	$3,669,767	$226,969,624	—
Derivatives:
Liabilities
Swap contracts	$(703,421)	—	$(703,421)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	319,637	$6,983,095	$20,617,343	$(24,405,330)	$1,781	$(36)	$34,006	—	$3,196,853
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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